SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2010
SUBSEQUENT EVENTS
NOTE 12. - SUBSEQUENT EVENTS

Private Placement and Merger - On January 25, 2011, the Company completed a private placement offering (the “Private Placement”) of 5,434,446 units of its securities or “Units”  at the purchase price of $1.00 per Unit, each Unit consisting of one (1) limited liability company membership interest and a five-year warrant to purchase one-half of one (1/2) limited liability company membership interest at an exercise price of $1.50 per whole limited liability company membership interest. In connection with the Private Placement, the Company approved a prorata distribution of 5,000,000 five-year warrants to purchase one limited liability company membership interest at an exercise price of $3.00 to its members immediately prior to the closing of the Private Placement. Private Placement proceeds included $614,070 from the conversion of Company indebtedness into Units and $395,376 from the conversion of Placement Agent Fees into Units, resulting in gross cash proceeds of $4,425,000.  Private Placement offering expenses incurred included cash expenses of approximately $1,010,000 and non-cash expenses consisting of the Placement Agent fees of $395,376 and $390,000 for the estimated fair value of the Placement Agent and Advisor Warrants issued to the Placement Agent. 22nd Century received net cash proceeds of approximately $3,415,000 from the Private Placement and the Company reduced its debt obligations to members that were on the balance sheet at December 31, 2010 of approximately $614,000, which was exchanged for equity interests in the offering. Upon closing of the Private Placement, the Placement Agent was granted Placement Agent warrants to purchase 434,755 one half of one (1/2) limited liability company membership interest at an exercise price of $1.50 per whole limited liability company membership interest.

The Company agreed to a covenant in conjunction with the Private Placement Offering to use our best efforts to file, within 75 days following the effective date of the Merger, with the SEC a registration statement, which will cover the resale of the Common Stock issued to the investors in the Private Placement as a result of the Merger in exchange for the Units contained in the PPO Securities. The Company will use our best efforts to cause this registration statement to be declared effective by the SEC within one hundred eighty (180) calendar days of the effective date of the Merger (240 days if the SEC reviews such registration statement). If the Company is late in filing this registration statement or if this registration statement is not declared effective within the prescribed time periods, then the holders of Common Stock to be registered shall be entitled to monetary penalties at a rate equal to one-half percent (0.50%) of the offering price per Unit in the Private Placement Offering for each full month that (i) The Company are late in filing this registration statement or (ii) this registration statement is late in being declared effective by the SEC; provided, however, that in no event shall the aggregate of any such penalties exceed five percent (5%) of the offering price per Unit in the Private Placement Offering. In addition for a period of 90 days following the effective date of this registration statement the Company cannot sell any equity securities or securities convertible into equity securities.

Also, on January 25, 2011, the Company consummated a merger with 22nd Century Group, Inc., a public shell company with limited activity. In connection therewith, 22nd Century Limited, LLC became a wholly-owned subsidiary of the 22nd Century Group, Inc. and the pre-Merger holders of 22nd Century Limited, LLC Units and warrants were issued an aggregate of 21,434,446 shares of common stock of 22nd Century Group Inc. and warrants to purchase an aggregate of 8,151,980 shares of its common stock, respectively, in exchange for the securities of 22nd Century Limited LLC so held.  Immediately following the consummation of the Merger, approximately 80.1% of the 26,759,646 shares of common stock issued and outstanding was held by pre-Merger holders of 22nd Century Limited LLC Units. Upon closing of the merger the Placement Agent was granted the Advisor Warrants to purchase 500,000 shares of common stock of 22nd Century Group, Inc. at an exercise price of $1.50 per common share

The merger is being accounted for as a reverse acquisition and recapitalization of the Company for financial accounting purposes whereby the Company is deemed to be the acquirer for accounting and financial reporting purposes. Consequently, the assets and liabilities and the historical operations that will be reflected in the financial statements prior to the merger will be those of the Company and will be recorded at the historical cost basis of the Company, and the consolidated financial statements after completion of the merger will include the assets and liabilities of 22nd Century Group, Inc. and the Company, historical operations of the Company and operations of 22nd Century Group, Inc. beginning on the closing date of the merger. No goodwill will be recorded as a result of the accounting for the merger.  The Company will become an SEC reporting entity effective with the merger.

The unaudited supplemental pro forma revenue and net loss attributed to members of the Company if the acquisition had taken place as of January 1, 2009 are as follows:

	2010	2009

Revenue	$49,784	$27,612

Net loss attributed to members	$(1,473,632)	$(1,276,685)